DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2025
Discontinued Operations and Disposal Groups [Abstract]
Schedule of discontinued operations

	December 31,
Net liabilities of discontinued operations	2025	2024
Accounts payable and accrued expenses	$–	$238,285
Net liabilities of discontinued operations	$–	$(238,285)

	Year Ended December 31,
Gain (Loss) from discontinued operations	2025	2024
Gain (loss) on settlement	$238,285	$(111,312)
Gain (loss) from discontinued operations	$238,285	$(111,312)